Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	Shanda Games Ltd
Entity Central Index Key	0001470157
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Amendment Description	We are filing this Amendment No. 2 to our annual report on Form 20-F for the fiscal year ended December 31, 2011, which was originally filed with the Securities and Exchange Commission on March 19, 2012 and amended by the Amendment No.1 on Form 20F/A filed on April 10, 2012, for the sole purpose of furnishing the corrected Interactive Data previously filed as Exhibit 101.
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Class A ordinary shares
Entity Common Stock, Shares Outstanding	151,222,556
Class B ordinary shares
Entity Common Stock, Shares Outstanding	409,087,000